Risk Management Activities - Hedging Instruments (Details) CAD in Thousands, € in Millions, ¥ in Millions, AUD in Millions, $ in Millions, kJ in Billions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 CAD	Dec. 31, 2017 CAD MWh kJ	Dec. 31, 2016 CAD MWh kJ	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($) MWh kJ	Dec. 31, 2017 JPY (¥) MWh kJ	Dec. 31, 2017 AUD MWh kJ	Dec. 31, 2017 EUR (€) MWh kJ	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) MWh kJ	Dec. 31, 2016 JPY (¥) MWh kJ	Dec. 31, 2016 AUD MWh kJ
Disclosure of detailed information about financial instruments [line items]
Derivative hedge, notional amount		CAD 690,000
Collateral paid (Note 14)		CAD 67,000	CAD 77,000
Interest rate		6.65%	6.65%		6.65%	6.65%	6.65%	6.65%		6.65%	6.65%	6.65%
Notional amount		CAD 3,664,000	CAD 4,311,000
Fair value asset		30,000	163,000
Unrealized pre-tax gains (losses)		2,000	0	CAD 3,000
Cumulative gains (loss) in derivative instruments		CAD 1,000	CAD 4,000
Borrowings subject to floating interest rates		4.70%	6.00%	6.00%	4.70%	4.70%	4.70%	4.70%		6.00%	6.00%	6.00%
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset			CAD 0
Long-term debt | Discontinued Hedge Positions [Member] | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative hedge, notional amount	CAD 50,000
Fair value asset		CAD 1,000
Fair value hedge, cumulative gain (loss) amortized	CAD 2,000
Long-term debt | Discontinued Cash Flow Hedge Position [Member] | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative hedge, notional amount | $									$ 690
Long-term debt | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 480					$ 630
Long-term debt | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					50					50
Fair value asset		0	3,000
Foreign Currency Forward Contracts | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset			0
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures CAD 1 | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold		9,000
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures CAD 2 | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold		14,000
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset		11,000	12,000
Fair value liability		9,000	3,000
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | AUD							AUD 1					AUD 8
Notional amount purchased					7	¥ 119		€ 9			¥ 710
Fair value asset		0
Foreign Exchange Forward Contracts - foreign-denominated debt | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold		294,000
Notional amount purchased | $					230
Fair value liability		4,000
Foreign Exchange Forward Contracts - foreign-denominated debt | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold			26,000
Notional amount purchased | $										20
Fair value asset		0
Cross-Currency Swaps - foreign-denominated debt | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold		306,000
Notional amount purchased | $					$ 270
Fair value liability		(35,000)
Cross-Currency Swaps - foreign-denominated debt | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold			434,000
Notional amount purchased | $										400
Fair value asset		CAD 0
Cross-Currency Swaps - foreign-denominated debt 2 | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold			CAD 306,000
Notional amount purchased | $										$ 270
Natural gas | Non-Hedges [Member] | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | kJ		74,194	146,113		74,194	74,194	74,194	74,194		146,113	146,113	146,113
Notional amount purchased | kJ		103,805	173,187		103,805	103,805	103,805	103,805		173,187	173,187	173,187
Transmission | Non-Hedges [Member] | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh		1,000	0		1,000	1,000	1,000	1,000		0	0	0
Notional amount purchased | MWh		3,455,000	3,429,000		3,455,000	3,455,000	3,455,000	3,455,000		3,429,000	3,429,000	3,429,000
2019 | Cross-Currency Swaps - foreign-denominated debt | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset			CAD 59,000
2018 | Cross-Currency Swaps - foreign-denominated debt | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset			104,000
Minimum | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount purchased		CAD 104,000	216,000
Maximum | Foreign Currency Forward Contracts | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset			1,000
Maximum | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount purchased		CAD 157,000	CAD 219,000
U.S. Dollars | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | $					$ 73					$ 152
Australia, Dollars | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | AUD							AUD 170					AUD 232